Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	AMERICAN FUNDS INTERNATIONAL VANTAGE FUND
Entity Central Index Key	0001785336
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2023
Document Effective Date	Jan. 01, 2024
Prospectus Date	Jan. 01, 2024
American Funds® International Vantage Fund | Class 529-F-2
Prospectus:
Trading Symbol	CIVGX
American Funds® International Vantage Fund | Class 529-F-3
Prospectus:
Trading Symbol	CIVHX
American Funds® International Vantage Fund | Class R-6
Prospectus:
Trading Symbol	RIVGX
American Funds® International Vantage Fund | Class 529 F-1
Prospectus:
Trading Symbol	CIVKX
American Funds® International Vantage Fund | Class R-5E
Prospectus:
Trading Symbol	RIVJX
American Funds® International Vantage Fund | Class R-5
Prospectus:
Trading Symbol	RIVLX
American Funds® International Vantage Fund | Class R-4
Prospectus:
Trading Symbol	RIVKX
American Funds® International Vantage Fund | Class R-3
Prospectus:
Trading Symbol	RIVIX
American Funds® International Vantage Fund | Class R-2E
Prospectus:
Trading Symbol	RIVHX
American Funds® International Vantage Fund | Class R-2
Prospectus:
Trading Symbol	RIVDX
American Funds® International Vantage Fund | Class R-1
Prospectus:
Trading Symbol	RIVAX
American Funds® International Vantage Fund | Class F-3
Prospectus:
Trading Symbol	AIVGX
American Funds® International Vantage Fund | Class F-2
Prospectus:
Trading Symbol	AIVFX
American Funds® International Vantage Fund | Class F-1
Prospectus:
Trading Symbol	AIVEX
American Funds® International Vantage Fund | Class C
Prospectus:
Trading Symbol	AIVCX
American Funds® International Vantage Fund | Class A
Prospectus:
Trading Symbol	AIVBX
American Funds® International Vantage Fund | Class 529-T
Prospectus:
Trading Symbol	CIVEX
American Funds® International Vantage Fund | Class 529-E
Prospectus:
Trading Symbol	CIVCX
American Funds® International Vantage Fund | Class 529-C
Prospectus:
Trading Symbol	CIVBX
American Funds® International Vantage Fund | Class 529-A
Prospectus:
Trading Symbol	CIVAX
American Funds® International Vantage Fund | Class T
Prospectus:
Trading Symbol	AIVTX